EXPLORATION AND EVALUATION ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about exploration assets [Table Text Block]
	North Kivu	Ngayu	Total
Cost
Balance as at January 1, 2016	9,946,482	17,739,748	27,686,230
Additions	8,933	658,620	667,553
Earn-in Randgold payment	-	(646,014)	(646,014)
Balance as at December 31, 2016	$9,955,415	$17,752,354	$27,707,769
Additions	203,541	1,236,098	1,439,639
Adjustments	-	(412,549)	(412,549)
Earn-in Randgold payment	-	(1,251,296)	(1,251,296)
Balance as at December 31, 2017	$10,158,956	$17,324,607	$27,483,564